Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 90.9%
New York — 90.9%
$ 2,000,000 Battery Park City Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/25 ........... $ 2,041,082
2,520,000 City of New York Advance Refunding
GO, Series A,
5.00%, 08/01/26 ........... 2,763,093
1,515,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/27 ........... 1,595,425
1,190,000 City of New York Advance Refunding
GO, Series D,
5.00%, 08/01/33 ........... 1,337,560
4,250,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/27 ........... 4,770,756
2,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/26 ........... 2,192,931
2,500,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/28 ........... 2,866,718
1,250,000 City of New York Current Refunding
GO, Series C-1,
5.00%, 08/01/25 ........... 1,334,777
1,110,000 City of New York Public
Improvements GO, Series
2018-1,
5.00%, 08/01/25 ........... 1,185,282
2,025,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5.00%, 03/01/25 ........... 2,082,490
2,860,000 County of Westchester NY Public
Improvements GO, Series A,
5.00%, 10/15/29 ........... 3,390,968
2,000,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%, 12/15/30 ........... 2,427,816
2,000,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/31 ........... 2,275,379
2,300,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/32 ........... 2,613,489
Principal
Amount Value
New York (continued)
$ 2,300,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/33 ........... $ 2,601,685
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/34 ........... 8,348,450
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/35 ........... 8,236,106
7,500,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
4.00%, 12/15/36 ........... 8,152,596
125,000 Erie County Industrial Development
Agency City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 05/01/24 ........... 128,936
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/23 ........... 1,006,161
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/24 ........... 1,031,490
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/25 ........... 1,060,007
1,000,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/26 ........... 1,088,968
1,025,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/29 ........... 1,195,892

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,500,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/31 ........... $ 1,820,280
1,200,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds,
5.00%, 09/01/35 ........... 1,338,030
7,550,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
4.00%, 09/01/34 ........... 7,936,802
1,600,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/24 ........... 1,664,592
1,500,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/25 ........... 1,605,021
1,025,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/26 ........... 1,125,439
1,000,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/30 ........... 1,195,119
2,000,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 11/15/26 ........... 2,193,318
1,500,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Sub-Series A1,
5.00%, 11/15/48(a) ......... 1,537,320
2,570,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series B-2,
5.00%, 11/15/23 ........... 2,619,890
6,545,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/35 ........... 7,579,337
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
B-1,
5.00%, 11/15/29(b) ......... 2,543,598
2,000,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5.00%, 11/15/33 ........... 2,042,512
Principal
Amount Value
New York (continued)
$ 5,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 11/15/31 ........... $ 6,118,154
5,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
0.83%, 11/15/26 ........... 4,364,138
6,280,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
1.46%, 11/15/29 ........... 5,155,482
4,000,000 New York City Housing Development
Corp. Local Multifamily
Housing, Sustainable
Development Revenue Bonds,
Series K, (Housing Finance
Agency),
0.90%, 11/01/60(a) ......... 3,708,749
1,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-2,
5.00%, 06/15/28 ........... 1,105,048
1,100,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-2,
5.00%, 06/15/29 ........... 1,239,452
5,000,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA-3,
5.00%, 06/15/47 ........... 5,587,533
2,750,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
CC,
5.00%, 06/15/25 ........... 2,929,405
7,500,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Sub-
Series EE,
5.00%, 06/15/34 ........... 9,194,096
2,000,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series CC-2,
5.00%, 06/15/26 ........... 2,100,574

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,000,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Series CC-2,
5.00%, 06/15/27 ........... $ 2,157,881
1,500,000 New York City Municipal Water
Finance Authority Improvements
Revenue Bonds, Sub-Series FF-1,
5.00%, 06/15/49 ........... 1,614,696
2,000,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series DD-2,
5.00%, 06/15/25 ........... 2,043,823
5,000,000 New York City Municipal Water
Finance Authority Refunding
Revenue Bonds, Series HH,
5.00%, 06/15/28 ........... 5,315,445
1,225,000 New York City Transitional Finance
Authority Building Aid Pre-
refunded Revenue Bonds, Series
S, (State Aid Withholding),
5.00%, 07/15/24(c) ......... 1,269,750
1,035,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/26 ........... 1,133,942
2,300,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/31 ........... 2,799,432
3,230,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1A, (State Aid
Withholding),
5.00%, 07/15/32 ........... 3,987,470
1,960,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3, (State Aid
Withholding),
5.00%, 07/15/30 ........... 2,239,286
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/25 ........... 2,133,008
Principal
Amount Value
New York (continued)
$ 5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/29 ........... $ 5,909,498
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/27 ........... 3,393,154
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds,
5.00%, 11/01/29 ........... 5,909,498
4,375,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%, 08/01/24 ........... 4,549,322
7,750,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series B-1,
5.00%, 08/01/25 ........... 8,273,671
2,500,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series F-1,
5.00%, 02/01/40 ........... 2,850,063
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series S,
5.00%, 05/01/34 ........... 5,895,140
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Refunding Revenue
Bonds, Series A-1,
5.00%, 11/01/25 ........... 3,224,888
1,525,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/24 ........... 1,571,024
1,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/32 ........... 1,198,483

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,500,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... $ 4,064,363
5,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/50 ........... 5,496,799
1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5.00%, 07/01/30 ........... 1,891,683
4,285,000 New York State Dormitory Authority
Pre-refunded Revenue Bonds,
Series A,
5.00%, 02/15/25(c) ......... 4,515,887
3,765,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%, 02/15/26(c) ......... 3,975,582
1,455,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%, 02/15/30 ........... 1,529,997
10,335,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%, 03/15/29 ........... 11,056,900
2,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/24 ........... 2,059,010
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28 ........... 5,259,761
3,275,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%, 01/15/27 ........... 3,607,864
2,025,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26(c) ......... 2,081,079
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/24(c) ......... 3,032,252
Principal
Amount Value
New York (continued)
$ 1,600,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/26(c) ......... $ 1,617,201
6,500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/29(c) ......... 6,913,697
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5.00%, 02/15/28 ........... 2,722,396
1,220,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/27 ........... 1,357,695
2,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/25 ........... 2,644,069
1,000,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/24 ........... 1,029,730
1,025,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26(c) ......... 1,055,473
2,525,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 2,690,615
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 1,914,814
4,755,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/28 ........... 5,458,109
3,660,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 4,292,698

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds, Series B,
5.00%, 02/15/31 ........... $ 1,213,013
6,250,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%, 06/15/28 ........... 6,465,031
275,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/15/24 ........... 285,179
3,445,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
5.00%, 06/15/30 ........... 4,039,629
3,015,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/23 ........... 3,044,797
610,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 09/15/23 ........... 620,126
5,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 5,185,080
540,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 09/15/24 ........... 563,758
4,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/25 ........... 4,259,041
2,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/26 ........... 2,187,978
955,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 09/15/26 ........... 1,051,330
1,750,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/27 ........... 1,962,339
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/34 ........... $ 1,159,397
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/36 ........... 1,128,919
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 09/15/36 ........... 1,192,785
500,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 09/15/37 ........... 590,670
605,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 627,395
985,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 1,021,461
4,240,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 06/15/27 ........... 4,754,467
3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5.00%, 06/15/23 ........... 3,029,649
550,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5.00%, 06/15/24 ........... 570,359
5,000,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series F, (State of
New York Mortgage Agency),
3.85%, 05/01/62(a) ......... 5,069,016
1,500,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1.10%, 11/01/61(a) ......... 1,365,084

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1.00%, 11/01/61(a) ......... $ 918,911
2,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
J,
5.00%, 01/01/27 ........... 2,046,266
1,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%, 01/01/25 ........... 1,050,571
5,875,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/31 ........... 7,088,737
5,500,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/39 ........... 6,270,852
5,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/25 ........... 5,276
1,500,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/29 ........... 1,661,259
1,675,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5.00%, 03/15/29 ........... 1,949,191
1,750,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 2,076,305
5,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 6,045,364
5,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... 6,141,386
1,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%, 03/15/29 ........... 1,003,014
Principal
Amount Value
New York (continued)
$ 9,000,000 Port Authority of New York & New
Jersey Cash Flow Management
Revenue Bonds, Series AAA,
1.09%, 07/01/23 ........... $ 8,863,547
2,085,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/26 ........... 2,206,816
2,500,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 237,
5.00%, 01/15/47 ........... 2,769,386
1,100,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 84,
5.00%, 09/01/34 ........... 1,139,021
1,400,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/27 ........... 1,429,644
5,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/28 ........... 5,105,455
5,150,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/30(c) ......... 5,380,357
8,195,000 State of New York Current Refunding
GO, Series B,
2.55%, 02/15/29 ........... 7,429,089
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/33 ........... 1,062,138
1,915,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/34 ........... 2,016,933
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/35 ........... 1,043,565
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/36 ........... 1,035,584

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,750,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 11/15/28 ........... $ 3,189,105
1,500,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 11/15/34 ........... 1,844,084
2,000,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A,
4.00%, 11/15/35 ........... 2,183,676
4,315,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/25 ........... 4,345,669
1,575,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/29 ........... 1,586,194
3,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 11/01/25 ........... 3,220,730
6,340,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%, 11/15/29 ........... 6,385,062
1,500,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%, 11/15/30 ........... 1,510,661
3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/27 ........... 3,358,524
2,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
A,
4.00%, 05/15/40 ........... 2,017,410
3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
A,
4.00%, 05/15/41 ........... 3,012,003
3,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
A,
4.00%, 05/15/42 ........... 2,998,188
1,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5.00%, 06/15/25 ........... 1,766,514
Principal
Amount Value
New York (continued)
$ 1,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
A,
5.00%, 06/15/26 ........... $ 1,553,255
2,655,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/26 ........... 2,749,261
2,975,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/27 ........... 3,161,981
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/28 ........... 5,471,654
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/29 ........... 5,598,446
5,045,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/30 ........... 5,775,548
5,290,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/31 ........... 5,399,007
4,760,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/32 ........... 5,690,357
2,250,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/33 ........... 2,729,537
1,700,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/34 ........... 2,080,785
1,080,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/28 ........... 1,103,006
8,720,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/29 ........... 8,903,478

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
The following abbreviation is used in the report:
Principal
Amount Value
New York (continued)
$ 2,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/30 ........... $ 2,807,146
Total Municipal Bonds
(Cost $512,694,588)
507,735,545
CORPORATE BONDS — 0.7%
United States — 0.7%
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,341,507
Total Corporate Bonds
(Cost $5,000,000)
4,341,507
U.S. GOVERNMENT SECURITIES — 4.3%
U.S. Treasury Notes — 4.3%
12,000,000 4.25%, 10/31/27 ............... 12,228,750
12,500,000 2.75%, 08/15/32 ............... 11,728,515
Total U.S. Government Securities
(Cost $24,015,526)
23,957,265
Shares
INVESTMENT COMPANY — 3.1%
17,070,943 Federated Hermes Government
Obligations Fund, 4.19%(d) .. 17,070,943
Total Investment Company
(Cost $17,070,943)
17,070,943
TOTAL INVESTMENTS — 99.0%
(Cost $558,781,057)
$ 553,105,260
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.0%
5,310,953
NET ASSETS — 100.0%
$ 558,416,213
(a) Floating rate security. Rate shown is the rate in effect as of January
31, 2023.
(b) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(c) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) The rate shown represents the current yield as of January 31, 2023.
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
New York ................................... 90.9%
Other* ..................................... 9.1
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.